OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 2  -          OTHER CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2015	2014
Prepaid expenses and others	10,960	9,779
Government institutions	1,910	2,694
Deferred installation expenses	2,403	2,485
Deferred income taxes (*)	2,752	3,649
Advances to suppliers	84	324
Employees	389	343
Forward Exchange Contracts	1,063	1,580
Others	2,876	1,464
	22,437	22,318

(*)	See Note 15.